Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for interest rate risk - Inflation rate risk [Member] - CLP ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Hedged item Inflows [Member]
Hedged item
Forecasted cash flows		$ 160	$ 23,015
Hedged item Outflows [Member]
Hedged item
Forecasted cash flows		(1,556,788)	(401,502)
Hedged item Net flows [Member]
Hedged item
Forecasted cash flows		(1,556,628)	(378,487)
Hedging instrument Inflows [Member]
Hedged item
Forecasted cash flows		1,556,788	401,502
Hedging instrument Outflows [Member]
Hedged item
Forecasted cash flows	[1]	(160)	(23,015)
Hedging instrument Net flows [Member]
Hedged item
Forecasted cash flows		1,556,628	378,487
Due within 1 year [Member] | Hedged item Inflows [Member]
Hedged item
Forecasted cash flows		63	18,219
Due within 1 year [Member] | Hedged item Outflows [Member]
Hedged item
Forecasted cash flows		(1,015,634)	(90,303)
Due within 1 year [Member] | Hedged item Net flows [Member]
Hedged item
Forecasted cash flows		(1,015,571)	(72,084)
Due within 1 year [Member] | Hedging instrument Inflows [Member]
Hedged item
Forecasted cash flows		1,015,634	90,303
Due within 1 year [Member] | Hedging instrument Outflows [Member]
Hedged item
Forecasted cash flows	[1]	(63)	(18,219)
Due within 1 year [Member] | Hedging instrument Net flows [Member]
Hedged item
Forecasted cash flows		1,015,571	72,084
Between 1 and 3 years [Member] | Hedged item Inflows [Member]
Hedged item
Forecasted cash flows		97	2,284
Between 1 and 3 years [Member] | Hedged item Outflows [Member]
Hedged item
Forecasted cash flows		(274,502)	(123,604)
Between 1 and 3 years [Member] | Hedged item Net flows [Member]
Hedged item
Forecasted cash flows		(274,405)	(121,320)
Between 1 and 3 years [Member] | Hedging instrument Inflows [Member]
Hedged item
Forecasted cash flows		274,502	123,604
Between 1 and 3 years [Member] | Hedging instrument Outflows [Member]
Hedged item
Forecasted cash flows	[1]	(97)	(2,284)
Between 1 and 3 years [Member] | Hedging instrument Net flows [Member]
Hedged item
Forecasted cash flows		274,405	121,320
Between 3 and 6 years [Member] | Hedged item Inflows [Member]
Hedged item
Forecasted cash flows			2,512
Between 3 and 6 years [Member] | Hedged item Outflows [Member]
Hedged item
Forecasted cash flows		(215,324)	(104,198)
Between 3 and 6 years [Member] | Hedged item Net flows [Member]
Hedged item
Forecasted cash flows		(215,324)	(101,686)
Between 3 and 6 years [Member] | Hedging instrument Inflows [Member]
Hedged item
Forecasted cash flows		215,324	104,198
Between 3 and 6 years [Member] | Hedging instrument Outflows [Member]
Hedged item
Forecasted cash flows	[1]		(2,512)
Between 3 and 6 years [Member] | Hedging instrument Net flows [Member]
Hedged item
Forecasted cash flows		215,324	101,686
Over 6 years [Member] | Hedged item Inflows [Member]
Hedged item
Forecasted cash flows
Over 6 years [Member] | Hedged item Outflows [Member]
Hedged item
Forecasted cash flows		(51,328)	(83,397)
Over 6 years [Member] | Hedged item Net flows [Member]
Hedged item
Forecasted cash flows		(51,328)	(83,397)
Over 6 years [Member] | Hedging instrument Inflows [Member]
Hedged item
Forecasted cash flows		51,328	83,397
Over 6 years [Member] | Hedging instrument Outflows [Member]
Hedged item
Forecasted cash flows	[1]
Over 6 years [Member] | Hedging instrument Net flows [Member]
Hedged item
Forecasted cash flows		$ 51,328	$ 83,397

[1]	Only includes cash flow forecast portion of the hedge instruments used to cover interest rate risk.